Note 14 - Concentration of Risk (Details) - Percentage of Gross Accounts Receivable - Accounts Receivable [Member] - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
WDC Solar, Inc. [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	62.40%	40.10%	40.10%
Lowe's Companies, Inc. [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	11.60%	16.80%	16.80%
Greg Teegarden [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	11.40%
Sustainable Environmental Enterprises [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		6.50%		86.70%